NOTES PAYABLES	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
NOTES PAYABLES
NOTE 4 - NOTES PAYABLES

Short-Term Notes Payable

As of November 30, 2019, and August 31, 2019, the Company had two notes payable with a principal balance of $49,500, owed to two separate noteholders. Each note payable is unsecured with one bearing interest at 5% and the other at 0%, respectively. The Company had an outstanding accrued interest balance of $2,079 and $1,014 as of November 30, 2019 and August 31, 2019, respectively, which has been included in the consolidated balance sheets.

Convertible Notes Payable

On August 27, 2019, the Company signed a convertible promissory note with an investor. The $30,000 note was issued with an original issue discount of $3,000 and bears interest at 10% per year. The note principal and interest are convertible into shares of common stock at a 25% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company. The note matures on February 27, 2020. The note has a prepayment penalty of 110% of the principal and interest outstanding if repaid before 180 days from issuance. After February 27, 2020, the payment premium increases to 125% of the principal and interest outstanding and if in default, the payment premium increases to 140% of the principal and interest outstanding. The original issue discount is amortized through the term of the note. The unpaid balance including accrued interest was $30,781 and $30,033 at November 30, 2019 and August 31, 2019, respectively.

On November 25, 2019, the Company signed a convertible promissory note with an investor. The $140,000 note was issued with an original issue discount of $14,000 and bears interest at 10% per year. The note principal and interest are convertible into shares of common stock at a 35% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company. The note matures on May 25, 2020. The note has a prepayment penalty of 110% of the principal and interest outstanding if repaid before 180 days from issuance. If in default, the payment premium increases to 140% of the principal and interest outstanding. The original issue discount is amortized through the term of the note. The unpaid balance including accrued interest was $140,192 at November 30, 2019.

The conversion features meets the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense). See Note 9 - Derivative Liability, for a further discussion.

At November 30, 2019 and August 31, 2019, the outstanding principle balances of the convertible notes payable, net of original issue debt was $154,934 and $27,049, respectively. The Company recorded interest expense on the original issue debt discount of $1,885 and $-0- for the three months ended November 30, 2019 and 2018, respectively, in the accompanying consolidated statements of operations.

Short-Term Notes Payable

As of August 31, 2019, and 2018, the Company had two notes payable with a principal balance of $49,500, owed to two separate noteholders. Each note payable is unsecured with one bearing interest at 5% and the other at 0% respectively. The Company had an outstanding accrued interest balance of $1,014 and $475 as of August 31, 2019 and 2018, respectively, which has been included in the consolidated balance sheets under accounts payable and accrued expenses.

Convertible Notes Payable

On August 27, 2019, the Company signed a convertible promissory note with an investor. The $30,000 note was issued with an original issue discount of $3,000 and bears interest at 10% per year. The note principal and interest are convertible into shares of common stock at a 25% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company. The note matures on February 27, 2020. The note has a prepayment penalty of 110% of the principal and interest outstanding if repaid before 180 days from issuance. After February 27, 2020, the payment premium increases to 125% of the principal and interest outstanding and if in default, the payment premium increases to 140% of the principal and interest outstanding. The original issue discount is amortized through the term of the note. The unpaid balance including accrued interest was $30,033 at August 31, 2019. At August 31, 2019, the outstanding principle balances, net of original issue debt discount of $2,951 was $27,049.

The conversion features meets the definition of a derivative liability instrument because the conversion rate is variable and therefore does not meet the “fixed-for-fixed” criteria outlined in ASC 815-40-15. As a result, the conversion features of the notes are recorded as a derivative liability at fair value and marked-to-market each period with the changes in fair value each period charged or credited to other income (expense). See Note 9 - Derivative Liability, for a further discussion.

The Company recorded interest expense on the original issue debt discount of $49 for the year ended August 31, 2019, in the accompanying consolidated statements of operations.